Impact of change in accounting policies Balance sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 289,219		$ 282,859	$ 228,254	$ 192,541
Short term investments - available for sale	83,777		77,589
Accounts receivable, net	404,572		379,501
Unbilled revenue	274,501		268,509
Other receivables	48,068		33,798
Prepayments and other current assets	24,038		34,377
Income taxes receivable	24,475		24,385
Total current assets	1,148,650		1,101,018
Other Assets:
Property, plant and equipment, net	155,020		163,051
Goodwill	759,137		769,058		$ 616,088
Other non-current assets	15,715		15,393
Non-current income taxes receivable	18,180		18,396
Non-current deferred tax asset	17,420		8,074
Intangible assets	60,374		71,628
Total Assets	2,174,496		2,146,618
Current Liabilities:
Accounts payable	15,123		18,590
Payments on account	326,741		298,992
Other liabilities	192,339		233,503
Income taxes payable	14,049		14,973
Total current liabilities	548,252		566,058
Other Liabilities:
Non-current bank credit lines and loan facilities	349,074		348,888
Non-current other liabilities	16,179		17,111
Non-current government grants	908		966
Non-current income taxes payable	13,622		14,879
Non-current deferred tax liability	7,713		7,716
Commitments and contingencies	0		0
Total Liabilities	935,748		955,618
Shareholders' Equity:
Common Stock, Value, Issued	4,684		4,664
Additional paid‑in capital	508,195		481,337
Other undenominated capital	945		912
Accumulated other comprehensive income	(65,522)		(38,713)
Retained earnings	790,446		742,800
Total Shareholders' Equity	1,238,748		1,191,000
Total Liabilities and Shareholders' Equity	2,174,496		2,146,618
Accounting Standards Update 2014-09
Shareholders' Equity:
Total Shareholders' Equity			1,142,896
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Current Assets:
Cash and cash equivalents	0
Short term investments - available for sale	0
Accounts receivable, net	0
Unbilled revenue	44,829	$ 42,000
Other receivables	(12,330)
Prepayments and other current assets	0
Income taxes receivable	0
Total current assets	32,499
Other Assets:
Property, plant and equipment, net	0
Goodwill	0
Other non-current assets	0
Non-current income taxes receivable	0
Non-current deferred tax asset	(6,276)
Intangible assets	0
Total Assets	26,223
Current Liabilities:
Accounts payable	0
Payments on account	(25,100)
Other liabilities	0
Income taxes payable	885
Total current liabilities	(24,215)
Other Liabilities:
Non-current bank credit lines and loan facilities	0
Non-current other liabilities	0
Non-current government grants	0
Non-current income taxes payable	0
Non-current deferred tax liability	0
Commitments and contingencies	0
Total Liabilities	(24,215)
Shareholders' Equity:
Common Stock, Value, Issued	0
Additional paid‑in capital	0
Other undenominated capital	0
Accumulated other comprehensive income	0
Retained earnings	50,438
Total Shareholders' Equity	50,438
Total Liabilities and Shareholders' Equity	26,223
Calculated under Revenue Guidance in Effect before Topic 606
Shareholders' Equity:
Total Shareholders' Equity	1,289,186
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Current Assets:
Cash and cash equivalents	289,219		$ 282,859
Short term investments - available for sale	83,777
Accounts receivable, net	404,572
Unbilled revenue	319,330
Other receivables	35,738
Prepayments and other current assets	24,038
Income taxes receivable	24,475
Total current assets	1,181,149
Other Assets:
Property, plant and equipment, net	155,020
Goodwill	759,137
Other non-current assets	15,715
Non-current income taxes receivable	18,180
Non-current deferred tax asset	11,144
Intangible assets	60,374
Total Assets	2,200,719
Current Liabilities:
Accounts payable	15,123
Payments on account	301,641
Other liabilities	192,339
Income taxes payable	14,934
Total current liabilities	524,037
Other Liabilities:
Non-current bank credit lines and loan facilities	349,074
Non-current other liabilities	16,179
Non-current government grants	908
Non-current income taxes payable	13,622
Non-current deferred tax liability	7,713
Commitments and contingencies	0
Total Liabilities	911,533
Shareholders' Equity:
Common Stock, Value, Issued	4,684
Additional paid‑in capital	508,195
Other undenominated capital	945
Accumulated other comprehensive income	(65,522)
Retained earnings	840,884
Total Shareholders' Equity	1,289,186
Total Liabilities and Shareholders' Equity	$ 2,200,719